Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Taxes
Schedule of components of provision for income taxes

	For the year ended 31 December
	2024	2023	2022
	USD	USD	USD
Income tax benefit	—	41,305	3,225,251
	—	41,305	3,225,251

Schedule of movement in deferred tax asset

	As of 31 December
	2024	2023
	USD	USD
As of 1 January	9,468,808	18,708,988
Income tax benefit	—	41,305
Transfers to assets held for sale (Note 32)	—	(4,241,746)
Expiration	(563,709)	—
Foreign currency adjustments	(3,616,186)	(5,039,739)
As of 31 December	5,288,913	9,468,808